Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development - related party amounts	$ 620	$ 439
Interest expense - related party amounts	431	2,271
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties - related party amounts	$ 12	$ 4
Weighted-average common shares outstanding, diluted (in Shares)	15,426,908	6,356,348
Net loss per share, diluted (in Dollars per share)	$ (5.38)	$ (4.21)